Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions
23. Acquisitions

On October 1, 2010, we acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition, accounted for under ASC 805, Business Combinations, was $49.0 million, consisting of $14.3 million of cash payments, $2.5 million of assumed deferred compensation liabilities and $32.2 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $1.5 million to SunAmerica based on its assets under management transferred to us in the acquisition and the net present value of projected revenue sharing payments of $35.5 million based on projected newly-raised assets under management by the acquired group. This contingent consideration payable was offset by $4.1 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46.1 million of goodwill. During 2012 and 2011, no adjustments were made to the contingent consideration payable.

During the first quarter of 2011, AXA sold its 50% interest in our consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, we purchased that 50% interest from the unaffiliated third party for $21.4 million, making our Australian entity an indirect wholly-owned subsidiary. As a result, we eliminated $32.1 million of non-controlling interests in consolidated entities and increased partner's capital attributable to AllianceBernstein unitholders by $10.7 million.

On May 31, 2011, we acquired Pyrander Capital Management, LLC, an investment management company jointly owned by Caxton Associates L.P. ("Caxton") and Kurt Feuerman, a Caxton portfolio manager. We hired Mr. Feuerman and members of his team from Caxton, and acquired investment management contracts of the investment vehicles the team managed. The purchase price of this acquisition, accounted for under ASC 805, Business Combinations, was $10.2 million, consisting of $5.5 million of cash payments, $4.4 million payable in 2012 and 2013 (if Mr. Feuerman remains with the company) and a miscellaneous liability of $0.3 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $5.7 million of goodwill. We also recorded $2.5 million of indefinite-lived intangible assets relating to the acquired fund's investment management contracts and $2.0 million of definite-lived intangible assets relating to separately managed account relationships. Mr. Feuerman also received two restricted Holding Unit awards; one with a three-year service condition (the award was amended in December 2011 to eliminate the service condition) and one with a five-year service condition (with three specific service dates) and performance conditions (with three specific assets under management targets, later amended to two). As a result of the service conditions at the time of the acquisition, for accounting purposes these awards are considered compensation expense, not part of the purchase price. Also, we were contingently liable to pay Caxton up to an additional $4.4 million if Mr. Feuerman meets all of his service conditions and performance targets. As of December 31, 2012, we accrued $1.5 million of this liability to Caxton due to an amendment to the acquisition agreement eliminating the first of Mr. Feuerman's three performance targets.

On November 30, 2011, we acquired Taiwan International Investment Management Co. ("TIIM") to expand our business in the Taiwanese market. The purchase price of this acquisition, accounted for under ASC 805, Business Combinations, was a cash payment of $15.0 million, net of cash acquired. The valuation of the fair value of assets and liabilities acquired had been determined provisionally as of December 31, 2011. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $9.8 million of goodwill as of December 31, 2011. The valuation was completed in the first quarter of 2012. As a result, intangible assets relating to customer relationships of $0.3 million were recognized retrospectively as of December 31, 2011 with a corresponding reduction in goodwill.

The 2010 and 2011 acquisitions have not had a significant impact on 2012, 2011 or 2010 revenues and earnings. As a result, we have not provided supplemental pro forma information.